INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended
Jun. 30, 2022
Intangible assets and goodwill [abstract]
Schedule of Changes in Intangible Assets and Goodwill

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2022	18	21	13	2	4	58	451
Additions	—	—	—	1	—	1	—
Amortization expense	(1)	(4)	—	—	—	(5)	—
Transfer	—	1	—	(1)	—	—	—
Effect of changes in foreign exchange rates	2	1	1	—	(1)	3	40
Net balance at June 30, 2022	19	19	14	2	3	57	491

Cost	94	94	43	3	4	238	491
Less accumulated depreciation and impairment	(75)	(75)	(29)	(1)	(1)	(181)	—
Net balance at June 30, 2022	19	19	14	2	3	57	491